Intangible assets, net (Details Narrative) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 CNY (¥)
Finite-Lived Intangible Assets [Line Items]
Deferred tax liability, intangible assets	$ 1,262		¥ 11,616		¥ 9,212
Intangible assets, amortization period	10 years				10 years
Acquired right to operate an online audio/video content platform with amount			244,553		¥ 244,553
Finite lived intangible assets acquired		¥ 136,100
Amortization of intangible assets	$ 1,567	11,437	12,305	¥ 102,621
Intangible assets, net			50,344		38,907
Online Audio Video Content Platform [Member]
Finite-Lived Intangible Assets [Line Items]
Total cash considerations		72,100
Deferred tax liability, intangible assets					¥ 24,000
Intangible assets, amortization period	10 years				10 years
Acquired right to operate an online audio/video content platform with amount			96,130		¥ 96,130
Developed Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, amortization period	5 years				5 years
Acquired right to operate an online audio/video content platform with amount			9,000		¥ 9,000
Amortization of intangible assets		9,000
Acquired User Data [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, amortization period	3 years				3 years
Acquired right to operate an online audio/video content platform with amount			¥ 127,133		¥ 127,133
Amortization of intangible assets		¥ 127,100
Intangible assets, net				¥ 45,900
Series of Individually Immaterial Business Acquisitions [Member] | Online Audio Video Content Platform [Member]
Finite-Lived Intangible Assets [Line Items]
Percentage of equity interest acquired	100.00%				100.00%